Aimco Equity (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Classes of perpetual preferred stock
Preferred stock amounts	68,114		657,114
Class T Cumulative Preferred Stock [Member]
Classes of perpetual preferred stock
Preferred stock amounts	0	[1]	599,039	[1]
Class U Cumulative Preferred Stock [Member]
Classes of perpetual preferred stock
Annual Dividend Rate Per Share (paid quarterly)	7.75%
Class V Cumulative Preferred Stock [Member]
Classes of perpetual preferred stock
Annual Dividend Rate Per Share (paid quarterly)	8.00%		8.00%
Class Y Cumulative Preferred Stock [Member]
Classes of perpetual preferred stock
Annual Dividend Rate Per Share (paid quarterly)	7.875%
Class Z Cumulative Preferred Stock [Member]
Class of Stock [Line Items]
Shares of preferred stock authorized	4,800,000		4,800,000
Classes of perpetual preferred stock
Redemption Date	Jul. 29, 2016	[1]
Annual Dividend Rate Per Share (paid quarterly)	7.00%
Preferred stock amounts	31,114		21,075
Shares of preferred stock issued	1,274,243		869,153
Shares of preferred stock outstanding	1,274,243		869,153
Series A Community Reinvestment Act Preferred Stock [Member]
Class of Stock [Line Items]
Shares of preferred stock authorized	240		240
Classes of perpetual preferred stock
Redemption Date	Jun. 30, 2011	[1]
Annual Dividend Rate Per Share (paid quarterly)	1.61%		1.62%
Preferred stock amounts	37,000		37,000
Shares of preferred stock issued	74		114
Shares of preferred stock outstanding	74		114
Dividend rate	1.25%

[1]	All classes of preferred stock were or are redeemable at our option on and after the dates specified.